TRADE ACCOUNTS RECEIVABLE - AGEING ANALYSIS OF TRADE ACCOUNTS AND BILLS RECEIVABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable and bills receivable	¥ 46,364	¥ 34,861
One year or less
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable and bills receivable	46,039	34,180
Between one and two years
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable and bills receivable	152	442
Between two and three years
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable and bills receivable	88	221
Over three years
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable and bills receivable	¥ 85	¥ 18